ANNUAL REPORT

                           IAI RETIREMENT FUNDS, INC.


                 IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO,
                              IAI RESERVE PORTFOLIO

                                DECEMBER 31, 1999




                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                TABLE OF CONTENTS
                                -----------------
                           IAI RETIREMENT FUNDS, INC.


                                  ANNUAL REPORT
                                DECEMBER 31, 1999


           Letter to Shareholders................................  2

           Portfolio Managers' Reviews

              IAI Regional Portfolio.............................  3

              IAI Balanced Portfolio.............................  4

              IAI Reserve Portfolio..............................  5

           Schedules of Investments

              IAI Regional Portfolio.............................  6

              IAI Balanced Portfolio.............................  8

              IAI Reserve Portfolio.............................. 11

           Notes to Schedules of Investments..................... 12

           Statements of Assets and Liabilities.................. 13

           Statements of Operations.............................. 14

           Statements of Changes in Net Assets

              IAI Regional Portfolio............................. 15

              IAI Balanced Portfolio............................. 16

              IAI Reserve Portfolio.............................. 17

           Financial Highlights

              IAI Regional Portfolio............................. 18

              IAI Balanced Portfolio............................. 19

              IAI Reserve Portfolio.............................. 20

           Notes to Financial Statements......................... 21

           Independent Auditors' Report.......................... 23

           Federal Tax Information............................... 24

           Distributor, Adviser, Custodian,
           Legal Counsel, Independent Auditors,
           Directors..................................... Back Cover



                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                IAI Mutual Funds
                 c/o Firstar Mutual Fund Services, P.O. Box 701,
                      Milwaukee, Wisconsin 53201-0701 USA

                                  800.945.3863

                             LETTER TO SHAREHOLDERS
                             ----------------------
                           IAI RETIREMENT FUNDS, INC.


WATCHING THE FED IN 2000 . . .

The U.S. economy continues to grow rapidly. Inflation is modest and under control. Stocks, at least as reflected in the broad averages, keep hitting new highs. Unfortunately, all that good news was interpreted as bad news by the bond market. In 1999, bonds declined for only the second time in the history of the Lehman Aggregate Bond Index, which was created in 1974. Bond investors believe that growth cannot continue without igniting inflation pressures. Interest rates will move higher either as the Fed attempts to slow the economy or as inflation makes investors demand a higher nominal return. There is little hard data showing a significant increase in price levels, but many of the favorable secular and cyclical forces dampening inflation in the late 1990's will be less positive in 2000.

* Industrial commodity prices have stabilized after falling by one-third in 1997-98.

*  Energy prices are up more than 80% from one year ago.

*  Asian and European expansions are absorbing excess overseas capacity.

*  The dollar has moved sideways after gaining 30% in the preceding three years.

*  Unemployment is at a 30 year low with shortages in many skilled jobs.

*  Consumer spending and confidence are at high levels.

* Equity markets have risen dramatically over the past decade, creating significant wealth.

As a result, the Fed is on alert. During 1999, policy makers increased rates by 75 basis points in three moves. This really constituted a tapping on the monetary brakes since it only reversed the 75 basis points of easing the Fed did during the liquidity crisis of late 1998. Mindful of possible disruptions caused by the Y2K issue, the Fed moved cautiously. However, Y2K has come and gone without noticeable disruptions, at least by electronic gadgetry. The Fed is now free to increase rates in an effort to slow the rate of growth in the U.S. economy and ease pending inflationary pressures.

Higher interest rates will gradually slow the U.S. economy. The trick will be to slow, not shrink it. Given Fed Chairman Greenspan's record, one hesitates to bet against him. Higher interest rates will continue to plague the bond market. Equities seem to have been able to shake off the stiffer competition from bonds. However, the advance in the stock market averages has masked the fact that a few large stocks had a disproportionate impact on the averages. The top 30 companies in the S&P 500 accounted for all of the return of the index in 1999. As higher interest rates gradually slow the U.S. economy, corporate profit growth will come under increasing pressure. While mega-mergers and cost cutting will help some overcome this pressure, many companies will experience shortfalls to profit growth expectations. Equity investors have been merciless when earnings don't match forecasts. Equity markets returns are unlikely to continue the pace of the past few years.

                           PORTFOLIO MANAGER'S REVIEW
                           --------------------------
                             IAI REGIONAL PORTFOLIO


IAI REGIONAL PORTFOLIO

FUND MANAGMENT
Julian P. "Bing"
Carlin, CFA

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Regional Portfolio gained 18.30% for the year ended December 31, 1999. The S&P 500 Index gained 21.04% for the same time period.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The year 1999 was a stock market of "haves" and "have nots" as 60% of stocks posted negative returns for the year. Telecommunications, the Internet, and other areas of technology dominated the marketplace. The technology component of the S&P 500 Index has now reached 30%, up from 12% just three years ago.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE PORTFOLIO? WERE THERE ANY DISAPPOINTMENTS?

Recovery Engineering, the developer and manufacturer of water filtration products sold under the PUR brand name, was one of our best performers for 1999 as the company was acquired by Procter & Gamble at nearly a 100% premium to its current price. Intranet Solutions and ADC Telecommunications also produced strong results. Companies with disappointing performance included General Mills, Dean Foods, and McDonald's as the market continued to view the consumer sector as "out-of-favor."

WERE THERE ANY SIGNIFICANT CHANGES?

We increased our technology weighting early in the fourth quarter by adding Motorola, Great Plains Software, Tellabs, S 1 Corporation, and Digital Insight. Although price momentum has been the "in thing," we maintain our balanced approach for the Portfolio with sector representation in healthcare, capital goods, and consumer staples in addition to our technology and telecommunication weightings.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

With Y2K behind us, the Federal Reserve will have to drain excess reserves, forcing interest rates to explore the 7%+ range. Volatility remains high and valuations in some areas continue to look excessive. The key will be stock selection this year as strong economic expansion and higher interest rates will put additional pressure on the economy. The year 2000 will present an interesting challenge, but we feel the numbers posted in the fourth quarter of 1999 give us a solid start for the next millennium.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

             IAI Regional Portfolio
              (Inception 01/31/94)     S&P 500 Index*
              --------------------     --------------

Jan-94              $ 10,000              $ 10,000
Feb-94                10,000                 9,728
Mar-94                10,000                 9,306
Apr-94                10,000                 9,426
May-94                10,000                 9,580
Jun-94                10,020                 9,343
Jul-94                10,120                 9,652
Aug-94                10,890                10,045
Sep-94                10,640                 9,802
Oct-94                10,820                10,029
Nov-94                10,330                 9,661
Dec-94                10,620                 9,803
Jan-95                10,620                10,057
Feb-95                10,980                10,447
Mar-95                11,140                10,757
Apr-95                11,420                11,074
May-95                11,680                11,512
Jun-95                11,986                11,782
Jul-95                12,587                12,177
Aug-95                12,597                12,210
Sep-95                12,967                12,723
Oct-95                12,846                12,677
Nov-95                13,717                13,235
Dec-95                14,178                13,479
Jan-96                14,339                13,941
Feb-96                14,549                14,076
Mar-96                14,599                14,214
Apr-96                15,330                14,426
May-96                15,841                14,798
Jun-96                15,377                14,859
Jul-96                14,405                14,198
Aug-96                14,975                14,501
Sep-96                15,207                15,317
Oct-96                15,070                15,745
Nov-96                15,640                16,943
Dec-96                15,862                16,613
Jan-97                16,053                17,647
Feb-97                15,894                17,789
Mar-97                15,102                17,049
Apr-97                15,282                18,062
May-97                16,624                19,170
Jun-97                17,179                20,023
Jul-97                18,316                21,629
Aug-97                18,173                20,433
Sep-97                19,409                21,547
Oct-97                18,373                20,835
Nov-97                18,141                21,788
Dec-97                17,998                22,158
Jan-98                17,699                22,408
Feb-98                18,726                24,019
Mar-98                19,366                25,249
Apr-98                19,312                25,504
May-98                18,881                25,066
Jun-98                18,885                26,083
Jul-98                17,963                25,804
Aug-98                14,863                22,073
Sep-98                15,866                23,488
Oct-98                16,496                25,397
Nov-98                17,499                26,936
Dec-98                18,279                28,488
Jan-99                18,349                29,679
Feb-99                17,929                28,756
Mar-99                17,812                29,906
Apr-99                18,453                31,063
May-99                18,699                30,330
Jun-99                19,441                32,014
Jul-99                19,120                31,015
Aug-99                18,799                30,860
Sep-99                18,573                30,014
Oct-99                19,677                31,914
Nov-99                20,045                32,562
Dec-99                21,635                34,480


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/99
                                                                 Since Inception
                                         1 Year      5 Years          1/31/94
--------------------------------------------------------------------------------
IAI REGIONAL PORTFOLIO                    18.37%       15.29%         13.93%
--------------------------------------------------------------------------------
S&P 500 Index                             21.04%       28.55%         23.22%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94

                           PORTFOLIO MANAGER'S REVIEW
                           --------------------------
                             IAI BALANCED PORTFOLIO


IAI BALANCED PORTFOLIO

FUND MANAGEMENT
Larry R. Hill, CFA
Dave McDonald

HOW HAS THE PORTFOLIO  PERFORMED?

The IAI Balanced Portfolio increased 3.60% in 1999. This compares to a (2.l5)% decline in the Lehman Government/ Corporate Bond Index and a 21.04% rise in the S&P 500 Index.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The leadership in the equity market continued to narrow in 1999, making it difficult for diversified portfolios to generate index beating returns. A limited number of technology stocks generated huge returns which buoyed the overall averages, offsetting the more than 50% of the stocks in the S&P 500 that actually declined.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE PORTFOLIO? WERE THERE ANY DISAPPOINTMENTS?

Technology holdings drove returns in 1999. Companies associated with wireless communications and deployment of the Internet did particularly well. This list includes Amdocs, Comverse Technology, Cisco Systems, Oracle, Nortel Networks, and Sun Microsystems. On the flip side, Mattel and Philip Morris were the worst performing stocks. Both suffered from deteriorating growth prospects and were eliminated from the Portfolio.

WERE THEIR ANY SIGNIFICANT CHANGES?

The equity component of the Portfolio was restructured in the fall to improve the quality and diversification of the Portfolio. Exposure to technology holdings such as Microsoft and Cisco were increased, while exposure to financials and consumer staples declined.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

We remain cautious on equities due to signs of escalating inflation and the Federal Reserve Board's predisposition to further increase interest rates. Individual stocks will require strong earnings growth and increased profitability to outperform in such an environment. Overall, we envision equity returns more consistent with historical norms of 10-11%.

The bond market lost money in 1999, producing the second calendar-year loss for the market in the last 25 years. Bond investors were concerned about persistently strong economic growth and early signs of accelerating inflation. These fears were reflected in higher bond yields and lower bond prices. The Federal Reserve responded to strong domestic demand by boosting interest rates, a move that further raised investor apprehension. Bond strategy in the Fund emphasized the corporate bond sector to improve yield and a shorter average maturity to reduce interest rate risk. This strategy reflects our optimistic outlook for the economy and cautious outlook for higher rates in the months ahead.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

          IAI Balanced Portfolio                      Lehman Government
           (Inception 02/03/94)   S&P 500 Index*    Corporate Bond Index*
           --------------------   --------------    ---------------------

Feb-94           $ 10,000           $ 10,000             $ 10,000
Feb-94             10,000              9,728                9,782
Mar-94             10,000              9,306                9,543
Apr-94             10,000              9,426                9,464
May-94             10,000              9,580                9,447
Jun-94              9,900              9,343                9,425
Jul-94             10,160              9,652                9,613
Aug-94             10,370             10,045                9,617
Sep-94             10,290              9,802                9,471
Oct-94             10,360             10,029                9,461
Nov-94             10,100              9,661                9,444
Dec-94             10,220              9,803                9,506
Jan-95             10,380             10,057                9,689
Feb-95             10,600             10,447                9,913
Mar-95             10,800             10,757                9,980
Apr-95             10,740             11,074               10,119
May-95             11,020             11,512               10,543
Jun-95             11,282             11,782               10,627
Jul-95             11,503             12,177               10,586
Aug-95             11,605             12,210               10,722
Sep-95             11,725             12,723               10,831
Oct-95             11,644             12,677               10,990
Nov-95             11,947             13,235               11,171
Dec-95             11,877             13,479               11,335
Jan-96             12,079             13,941               11,406
Feb-96             12,039             14,076               11,164
Mar-96             12,009             14,214               11,070
Apr-96             12,140             14,426               10,994
May-96             12,280             14,798               10,976
Jun-96             12,282             14,859               11,122
Jul-96             12,015             14,198               11,148
Aug-96             12,035             14,501               11,121
Sep-96             12,436             15,317               11,318
Oct-96             12,620             15,745               11,583
Nov-96             13,144             16,943               11,796
Dec-96             13,041             16,613               11,664
Jan-97             13,349             17,647               11,678
Feb-97             13,277             17,789               11,703
Mar-97             12,897             17,049               11,564
Apr-97             13,255             18,062               11,733
May-97             13,881             19,170               11,842
Jun-97             14,267             20,023               11,984
Jul-97             14,990             21,629               12,351
Aug-97             14,607             20,433               12,212
Sep-97             15,021             21,547               12,404
Oct-97             14,852             20,835               12,603
Nov-97             15,064             21,788               12,670
Dec-97             15,203             22,158               12,803
Jan-98             15,288             22,408               12,983
Feb-98             15,809             24,019               12,957
Mar-98             16,214             25,249               12,997
Apr-98             16,321             25,504               13,062
May-98             16,097             25,066               13,202
Jun-98             16,356             26,083               13,337
Jul-98             16,039             25,804               13,347
Aug-98             15,176             22,073               13,608
Sep-98             15,613             23,488               13,997
Oct-98             16,345             25,397               13,897
Nov-98             16,565             26,936               13,981
Dec-98             17,045             28,488               14,014
Jan-99             16,728             29,679               14,114
Feb-99             16,520             28,756               13,778
Mar-99             16,586             29,906               13,847
Apr-99             17,275             31,063               13,881
May-99             17,121             30,330               13,738
Jun-99             17,496             32,014               13,696
Jul-99             17,253             31,015               13,658
Aug-99             16,985             30,860               13,647
Sep-99             16,661             30,014               13,769
Oct-99             16,836             31,914               13,805
Nov-99             17,184             32,562               13,797
Dec-99             17,706             34,480               13,713


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/99
                                                                 Since Inception
                                        1 Year      5 Years          2/03/94
--------------------------------------------------------------------------------
IAI BALANCED PORTFOLIO                   3.87%        11.62%         10.15%
--------------------------------------------------------------------------------
S&P 500 Index                           21.04%        28.55%         23.22%*
--------------------------------------------------------------------------------
Lehman Government/
Corporate Bond Index                    (2.15)%        7.61%          5.48%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94

                           PORTFOLIO MANAGER'S REVIEW
                           --------------------------
                              IAI RESERVE PORTFOLIO


IAI RESERVE PORTFOLIO

FUND MANAGEMENT
Larry R. Hill, CFA

HOW HAS THE PORTFOLIO PERFORMED?

The IAI Reserve Portfolio earned a return of 1.86% for the year ended December 31, 1999. This compares to the Salomon Brothers One Year Treasury Bill Index which had a return of 4.04%

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The final year of the 1900's was very difficult for bond investors. Interest rates moved higher in 10 of the 12 months as strong economic growth and tight labor markets produced concerns about accelerating inflation. The Federal Reserve raised short-term rates three times during the year. Each increase was 25 basis points.

WERE THERE ANY SIGNIFICANT CHANGES IN THE PORTFOLIO?

During the second half of 1999, the interest rate sensitivity of the Portfolio was reduced as continued strong economic growth led to expectations that interest rates would continue to move higher. To maintain yield, the sector allocation of the Portfolio moved toward Agencies from U.S. Treasuries.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

The U.S. economy continues to provide strong growth with modest inflation. However, fears of accelerating inflation and expectations of Fed rate increases have the market on the defensive. The Federal Reserve will raise rates early in 2000 in an effort to slow economic activity and reduce potential inflation. Given the lag between policy action and impact on the economy, above-average growth will continue in early 2000 and inflation will remain modest. However, many of the positives that helped control inflation in the late 1990's have been reduced or eliminated: commodity prices have stopped falling, energy prices reversed direction and have risen dramatically, the dollar has leveled off following significant gains, foreign economies have started to grow more rapidly and labor markets have continued to tighten. These changes heighten the concern about future inflation.

The Portfolio, with its high quality, short maturity mandate, should perform well in what will be a difficult environment for bonds.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

            IAI Reserve Portfolio      Salomon Brothers One
            (Inception 04/07/94)     Year Treasury Bill Index*
            --------------------     -------------------------

Feb-94             10,000                     10,000
Apr-94           $ 10,000                   $ 10,000
Apr-94             10,000                      9,991
May-94             10,012                     10,011
Jun-94             10,044                     10,046
Jul-94             10,074                     10,109
Aug-94             10,101                     10,144
Sep-94             10,137                     10,160
Oct-94             10,161                     10,202
Nov-94             10,197                     10,195
Dec-94             10,225                     10,232
Jan-95             10,271                     10,335
Feb-95             10,317                     10,426
Mar-95             10,363                     10,488
Apr-95             10,409                     10,560
May-95             10,454                     10,654
Jun-95             10,496                     10,716
Jul-95             10,537                     10,769
Aug-95             10,578                     10,821
Sep-95             10,616                     10,869
Oct-95             10,665                     10,930
Nov-95             10,707                     10,995
Dec-95             10,746                     11,060
Jan-96             10,794                     11,131
Feb-96             10,837                     11,144
Mar-96             10,870                     11,180
Apr-96             10,901                     11,218
May-96             10,950                     11,264
Jun-96             10,983                     11,326
Jul-96             11,032                     11,369
Aug-96             11,071                     11,424
Sep-96             11,112                     11,500
Oct-96             11,184                     11,588
Nov-96             11,233                     11,647
Dec-96             11,277                     11,686
Jan-97             11,316                     11,745
Feb-97             11,350                     11,787
Mar-97             11,388                     11,819
Apr-97             11,428                     11,891
May-97             11,479                     11,966
Jun-97             11,516                     12,036
Jul-97             11,573                     12,123
Aug-97             11,608                     12,166
Sep-97             11,663                     12,231
Oct-97             11,709                     12,300
Nov-97             11,748                     12,342
Dec-97             11,798                     12,400
Jan-98             11,846                     12,481
Feb-98             11,881                     12,515
Mar-98             11,923                     12,578
Apr-98             11,970                     12,636
May-98             12,015                     12,691
Jun-98             12,054                     12,752
Jul-98             12,095                     12,815
Aug-98             12,216                     12,917
Sep-98             12,320                     13,019
Oct-98             12,375                     13,088
Nov-98             12,388                     13,089
Dec-98             12,444                     13,130
Jan-99             12,481                     13,180
Feb-99             12,456                     13,194
Mar-99             12,531                     13,276
Apr-99             12,556                     13,325
May-99             12,531                     13,363
Jun-99             12,562                     13,425
Jul-99             12,562                     13,485
Aug-99             12,562                     13,525
Sep-99             12,612                     13,594
Oct-99             12,663                     13,629
Nov-99             12,688                     13,629
Dec-99             12,850                     13,661


AVERAGE ANNUAL RETURNS+
THROUGH 12/31/99
                                                                 Since Inception
                                        1 Year       5 Years         4/07/94
--------------------------------------------------------------------------------
IAI RESERVE PORTFOLIO                     2.89%         4.60%         4.40%
--------------------------------------------------------------------------------
Salomon Brothers One Year
  Treasury Bill Index                     4.04%         5.95%         5.58%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/94

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI REGIONAL PORTFOLIO

                                DECEMBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

COMMON STOCKS - 87.1%
                                                                      Market
                                                  Quantity          Value (a)
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 6.6%
Anheuser-Busch Companies                             4,500       $      318,937
Dean Foods                                           7,800              310,050
General Mills                                        7,000              250,250
                                                                 ---------------
                                                                        879,237
--------------------------------------------------------------------------------
CONSUMER SERVICES - 12.0%
Gannett Co.                                          4,300              350,719
McDonald's                                           7,000              282,188
McGraw-Hill Companies                                4,500              277,312
Time Warner                                          5,000              362,188
United States Cellular (b)                           3,300              333,094
                                                                 ---------------
                                                                      1,605,501
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 12.7%
ADC Telecommunications (b)                           7,000              507,937
Lucent Technologies                                  4,700              351,619
Motorola                                             3,400              500,650
Tellabs (b)                                          5,400              346,613
                                                                 ---------------
                                                                      1,706,819
--------------------------------------------------------------------------------
ENERGY MINERALS - 2.5%
Exxon Mobil                                          4,200              338,362
--------------------------------------------------------------------------------
FINANCIAL - 7.4%
Household International                              7,000              260,750
MGIC Investment                                      5,500              331,031
Standard & Poor's Depositary Receipts (SPDR TRUST)   2,700              396,563
                                                                 ---------------
                                                                        988,344
--------------------------------------------------------------------------------
HEALTH TECHNOLOGY - 7.1%
Baxter International                                 5,000              314,062
Diametrics Medical (b)                              39,800              340,787
Medtronic                                            8,000              291,500
                                                                 ---------------
                                                                        946,349
--------------------------------------------------------------------------------
PROCESS INDUSTRIES - 1.7%
AptarGroup                                           9,000              226,125
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING - 11.4%
Corning                                              3,300              425,494
General Electric                                     2,100              324,975
Minnesota Mining and Manufacturing                   4,000              391,500
Pentair                                             10,000              385,000
                                                                 ---------------
                                                                      1,526,969
--------------------------------------------------------------------------------
RETAIL TRADE - 3.9%
Dayton Hudson                                        3,800              279,063
Lands' End (b)                                       2,600               90,350
Walgreen                                             5,300              155,025
                                                                 ---------------
                                                                        524,438
--------------------------------------------------------------------------------
                                                                      Market
                                                  Quantity          Value (a)
--------------------------------------------------------------------------------
TECHNOLOGY SERVICES - 12.3%
DST Systems (b)                                      5,700       $      434,981
Diamond Technology Partners (b)                      2,900              249,219
Digital Insight (b)                                  4,200              152,775
Great Plains Software (b)                            5,000              373,750
IntraNet Solutions (b)                               5,400              199,800
S1 (b)                                               3,100              242,188
                                                                 ---------------
                                                                      1,652,713
--------------------------------------------------------------------------------
TRANSPORTATION - 4.4%
C.H. Robinson Worldwide                              6,900              274,275
United Parcel Service Class B                        4,500              310,500
                                                                 ---------------
                                                                        584,775
--------------------------------------------------------------------------------
UTILITIES - 5.1%
MCI WorldCom (b)                                     6,600              350,212
Telephone and Data Systems                           2,700              340,200
                                                                 ---------------
                                                                        690,412
================================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $9,952,378).............................................  $   11,670,044
================================================================================

          SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI REGIONAL PORTFOLIO

                                DECEMBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

                                                                               Principal            Market
                                                   Maturity       Rate       Amount/Shares        Value (a)
---------------------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES - 12.9%
DEMAND NOTES - 8.3% (d)
General Mills (CONSUMER NON-DURABLES)              12/31/31       6.10 %     $     460,640      $      460,640
Pitney Bowes (COMMERCIAL SERVICES)                 12/31/31       6.10             438,661             438,661
Warner Lambert (HEALTH TECHNOLOGY)                 12/31/31       6.04             213,167             213,167
                                                                                                ---------------
                                                                                                     1,112,468
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 4.6%
Firstar Institutional
  Money Market Fund                                               5.52             474,441             474,441
Firstar U.S. Government
  Money Market Fund                                               4.61             148,170             148,170
                                                                                                ---------------
                                                                                                       622,611
===============================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $1,735,079) ...........................................................................  $    1,735,079
===============================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $11,687,457) (e).......................................................................  $   13,405,123
===============================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 0.0%
 ..............................................................................................  $          (23)
===============================================================================================================
TOTAL NET ASSETS
 ..............................................................................................  $   13,405,100
===============================================================================================================

          SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI BALANCED PORTFOLIO

                                DECEMBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 52.6%
                                                                      Market
                                                  Quantity          Value (a)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES - 3.0%
Amdocs (b)                                             655       $       22,598
Cendant (b)                                          2,600               69,062
Ecolab                                                 555               21,714
                                                                 ---------------
                                                                        113,374
--------------------------------------------------------------------------------
CONSUMER NON-DURABLES - 2.6%
Coca-Cola                                              340               19,805
Colgate-Palmolive                                      315               20,475
Dial                                                   885               21,517
PepsiCo                                                530               18,683
Procter & Gamble                                       165               18,078
                                                                 ---------------
                                                                         98,558
--------------------------------------------------------------------------------
CONSUMER SERVICES - 1.3%
Clear Channel Communications (b)                       250               22,312
McDonald's                                             340               13,706
Time Warner                                            190               13,763
                                                                 ---------------
                                                                         49,781
--------------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 8.2%
Analog Devices (b)                                     290               26,970
Cisco Systems (b)                                      430               46,064
Comverse Technology (b)                                165               23,884
EMC (b)                                                265               28,951
Flextronics International (b)                          960               44,160
Intel                                                  630               51,857
Lucent Technologies                                    505               37,780
Nortel Networks                                        315               31,815
Tellabs (b)                                            315               20,219
                                                                 ---------------
                                                                        311,700
--------------------------------------------------------------------------------
ENERGY MINERALS - 3.1%
Chevron                                                190               16,459
Exxon Mobil                                            630               50,754
Halliburton                                            480               19,320
Schlumberger                                           315               17,719
Texaco                                                 215               11,677
Transocean Sedco Forex                                  60                2,021
                                                                 ---------------
                                                                        117,950
--------------------------------------------------------------------------------
                                                                      Market
                                                  Quantity          Value (a)
--------------------------------------------------------------------------------
FINANCIAL - 5.0%
American Express                                       125       $       20,781
American International Group                           215               23,247
Bank of America                                        440               22,082
Charles Schwab                                         640               24,560
Chase Manhattan                                        190               14,761
Citigroup                                              655               36,393
Freddie Mac                                            240               11,295
Mellon Financial                                       480               16,350
Wells Fargo                                            570               23,049
                                                                 ---------------
                                                                        192,518
--------------------------------------------------------------------------------
HEALTH SERVICES - 1.7%
Cardinal Health                                        630               30,161
Patterson Dental (b)                                   820               34,953
                                                                 ---------------
                                                                         65,114
--------------------------------------------------------------------------------
HEALTH TECHNOLOGY - 5.7%
Bristol-Myers Squibb                                   415               26,638
Johnson & Johnson                                      365               33,991
Medtronic                                            1,935               70,507
Merck & Co.                                            290               19,448
Pfizer                                                 580               18,814
Schering-Plough                                        555               23,414
Warner-Lambert                                         290               23,762
                                                                 ---------------
                                                                        216,574
--------------------------------------------------------------------------------
PROCESS INDUSTRIES - 0.4%
E. I. du Pont de Nemours                               240               15,810
--------------------------------------------------------------------------------
PRODUCER MANUFACTURING - 2.8%
General Electric                                       475               73,506
Tyco International                                     845               32,849
                                                                 ---------------
                                                                        106,355
--------------------------------------------------------------------------------
RETAIL TRADE - 4.4%
Abercrombie & Fitch (b)                                995               26,554
Costco Wholesale (b)                                   250               22,812
CVS                                                    430               17,173
Dollar General                                         730               16,608
Home Depot                                             472               32,362
Wal-Mart Stores                                        480               33,180
Walgreen                                               725               21,206
                                                                 ---------------
                                                                        169,895
--------------------------------------------------------------------------------

          SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI BALANCED PORTFOLIO

                                DECEMBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS (CONT.)
                                                                      Market
                                                  Quantity          Value (a)
--------------------------------------------------------------------------------
TECHNOLOGY SERVICES - 9.8%
America Online (b)                                     595       $       44,885
Citrix Systems (b)                                     165               20,295
Electronic Arts (b)                                  1,030               86,520
Microsoft (b)                                          820               95,735
Oracle (b)                                             505               56,592
Sun Microsystems (b)                                   365               28,265
Synopsys (b)                                           605               40,384
                                                                 ---------------
                                                                        372,676
--------------------------------------------------------------------------------
UTILITIES - 4.6%
AT&T                                                   592               30,044
Bell Atlantic                                          580               35,706
BellSouth                                              605               28,321
Enron                                                  580               25,738
MCI WorldCom (b)                                       585               31,042
SBC Communications                                     530               25,838
                                                                 ---------------
                                                                        176,689
================================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $1,766,117) ...........................................   $    2,006,994
================================================================================

          SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                             IAI BALANCED PORTFOLIO

                                DECEMBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 32.9%

                                                                                Principal            Market
                                                      Rate         Maturity       Amount           Value (a)
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 13.0%
                                                      6.13 %       09/30/00   $      25,000     $       25,023
                                                      5.38         02/15/01          50,000             49,594
                                                      8.00         05/15/01          25,000             25,570
                                                      7.50         11/15/01          50,000             51,094
                                                      6.25         01/31/02          75,000             75,000
                                                      7.50         05/15/02          70,000             71,859
                                                      5.63         12/31/02          75,000             73,570
                                                      6.25         02/15/03          75,000             74,766
                                                      7.00         07/15/06          50,000             51,219
                                                                                                ---------------
                                                                                                       497,695
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 5.0%
                                                     12.00         05/15/05          40,000             49,738
                                                      6.00         08/15/09          50,000             48,438
                                                      6.75         08/15/26          25,000             25,109
                                                      6.13         08/15/29          70,000             66,741
                                                                                                ---------------
                                                                                                       190,026
---------------------------------------------------------------------------------------------------------------
U.S. TREASURY STRIPS - 3.0%
U.S. Treasury STRIP (ZERO COUPON)                     6.84 (c)     11/15/10          50,000             24,077
U.S. Treasury STRIP  (ZERO COUPON)                    6.90 (c)     11/15/18         325,000             90,382
                                                                                                ---------------
                                                                                                       114,459
---------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 11.9%
Fannie Mae                                            5.63         03/15/01          25,000             24,760
Fannie Mae                                            6.40         05/14/09          50,000             46,755
Fannie Mae                                            6.21         08/06/38          35,000             30,122
Federal Farm Credit Bank                              5.57         03/23/01         110,000            108,889
Freddie Mac                                           6.25         10/15/02          50,000             49,483
Inter - American Development Bank                     5.63         04/16/09         215,000            193,294
                                                                                                 --------------
                                                                                                       453,303
===============================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $1,321,261) ...........................................................................   $   1,255,483
===============================================================================================================

SHORT-TERM SECURITIES - 13.8%

                                                                                Principal            Market
                                                      Rate         Maturity   Amount/Shares        Value (a)
---------------------------------------------------------------------------------------------------------------
DEMAND NOTES - 10.1% (d)
Pitney Bowes (COMMERCIAL SERVICES)                    6.10 %       12/31/31   $     133,891      $     133,891
Sara Lee (CONSUMER NON-DURABLES)                      6.09         12/31/31          85,016             85,016
Warner Lambert (HEALTH TECHNOLOGY)                    6.04         12/31/31         139,461            139,461
Wisconsin Electric (UTILITIES)                        6.04         12/31/31          26,249             26,249
                                                                                                 --------------
                                                                                                       384,617
---------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 3.7%
Firstar Institutional Money Market                    5.52                          143,290            143,290
===============================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $527,907)  .............................................................................  $     527,907
===============================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $3,615,285) (e) ........................................................................  $   3,790,384
===============================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 0.7%
 ...............................................................................................  $      24,936
===============================================================================================================
TOTAL NET ASSETS
 ...............................................................................................  $   3,815,320
===============================================================================================================

          SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                             SCHEDULE OF INVESTMENTS
================================================================================

                              IAI RESERVE PORTFOLIO

                                DECEMBER 31, 1999
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 81.8%

                                                                                                   Principal           Market
                                                                       Rate        Maturity         Amount           Value (a)
---------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTE - 15.6%
                                                                       6.38 %      08/15/02     $      100,000     $     100,187

---------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 66.2%
Fannie Mae                                                             5.63        03/15/01             90,000            89,137
Federal Farm Credit Bank                                               5.13        04/02/01             75,000            73,785
Federal Home Loan Bank                                                 5.13        04/17/01            140,000           137,747
Freddie Mac                                                            6.00        07/20/01            125,000           123,866
                                                                                                                   --------------
                                                                                                                         424,535

=================================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $531,150) ...............................................................................................   $     524,722
=================================================================================================================================

SHORT-TERM SECURITIES - 16.9%

                                                                                                   Principal           Market
                                                                       Rate        Maturity      Amount/Shares       Value (a)
---------------------------------------------------------------------------------------------------------------------------------
DEMAND NOTES - 12.9% (d)
General Mills (CONSUMER NON-DURABLES)                                  6.10 %      12/31/31     $       21,380     $      21,380
Pitney Bowes (COMMERCIAL SERVICES)                                     6.10        12/31/31             25,455            25,455
Sara Lee (CONSUMER NON-DURABLES)                                       6.09        12/31/31             10,668            10,668
Wisconsin Electric (UTILITIES)                                         6.04        12/31/31             25,500            25,500
                                                                                                                   --------------
                                                                                                                          83,003
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 4.0%
Firstar Institutional Money Market                                     5.52                             25,562            25,562
=================================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $108,565) ...............................................................................................   $     108,565
=================================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $639,715) (e) ...........................................................................................   $     633,287
=================================================================================================================================
OTHER ASSETS & LIABILITIES (NET) - 1.3%
 ................................................................................................................   $       8,629
=================================================================================================================================
TOTAL NET ASSETS
 ................................................................................................................   $     641,916
=================================================================================================================================

          SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 12

================================================================================
                        NOTES TO SCHEDULES OF INVESTMENTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                DECEMBER 31, 1999


                                       (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
Currently non-income producing security.

                                       (c)
This security pays no coupon interest and the principal amount is paid at maturity. Interest rate shown represents yield-to-maturity at date of purchase.

                                       (d)
Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of December 31, 1999.

                                       (e)
At December 31, 1999, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

--------------------------------------------------------------------------------------------------
                                               IAI REGIONAL       IAI BALANCED       IAI RESERVE
                                                PORTFOLIO          PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------------
Cost for federal income tax purposes          $  11,687,912       $  3,618,915       $   639,715
                                            ======================================================

Gross unrealized appreciation                 $   1,948,990       $    282,582       $        --
Gross unrealized depreciation                      (231,779)          (111,113)           (6,428)
                                            ------------------------------------------------------
Net unrealized appreciation (depreciation)    $   1,717,211       $    171,469       $    (6,428)
                                            ======================================================
--------------------------------------------------------------------------------------------------

================================================================================
                      STATEMENTS OF ASSETS AND LIABILITIES
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                DECEMBER 31, 1999

                                                                        IAI REGIONAL    IAI BALANCED     IAI RESERVE
                                                                         PORTFOLIO        PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
ASSETS
     Investments in securities, at market
        (Cost: $11,687,457; $3,615,285; and $639,715, respectively)    $  13,405,123    $   3,790,384    $     633,287
     Cash                                                                         --            4,607               --
     Dividends and accrued interest receivable                                14,023           21,590           10,483
     Receivable from Advisers                                                     --            3,230            2,527
                                                                    ---------------------------------------------------
        TOTAL ASSETS                                                      13,419,146        3,819,811          646,297
                                                                    ---------------------------------------------------
LIABILITIES
     Payable to Advisers                                                       3,780               --               --
     Accrued other expenses                                                   10,266            4,491            4,381
                                                                    ---------------------------------------------------
        TOTAL LIABILITIES                                                     14,046            4,491            4,381
                                                                    ---------------------------------------------------
                 NET ASSETS                                            $  13,405,100    $   3,815,320    $     641,916
                                                                    ===================================================

REPRESENTED BY:
     Paid in capital                                                   $   9,897,444    $   3,268,058    $     640,066
     Undistributed net investment income                                      40,319           97,747            8,297
     Accumulated net realized gains (losses) on investments                1,749,671          274,416              (19)
     Unrealized appreciation (depreciation) on investments                 1,717,666          175,099           (6,428)
                                                                    ---------------------------------------------------

        NET ASSETS                                                     $  13,405,100    $   3,815,320    $     641,916
                                                                    ===================================================
        Shares of common stock outstanding; authorized 10 billion
             shares of $.01 par value stock                                  735,263          250,209           64,276
                                                                    ---------------------------------------------------

        NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK         $       18.23    $       15.25    $        9.99
                                                                    ===================================================


          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                            STATEMENTS OF OPERATIONS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                          YEAR ENDED DECEMBER 31, 1999

                                                                        IAI REGIONAL     IAI BALANCED       IAI RESERVE
                                                                         PORTFOLIO        PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
     Income:
         Interest                                                       $      71,914    $     108,921     $      36,532
         Dividends                                                             88,381           23,801                --
                                                                     ----------------------------------------------------
            TOTAL INCOME                                                      160,295          132,722            36,532
                                                                     ----------------------------------------------------

     Expenses:
         Investment advisory fees                                              88,726           23,539             3,086
         Dividend-disbursing, administrative, and accounting fees              13,651            3,622               686
         Custodian fees                                                         4,310            4,040             2,820
         Amortization of organization costs                                       232              252               656
         Compensation of Directors                                              5,386            1,603               755
         Professional fees                                                      6,135            2,400             2,851
         Printing and shareholder reporting                                       413               92               300
         Other expenses                                                         1,200              291               246
                                                                     ----------------------------------------------------
            TOTAL EXPENSES                                                    120,053           35,839            11,400
            Less fees reimbursed or waived by Advisers                             --             (793)           (4,474)
                                                                     ----------------------------------------------------
            NET EXPENSES                                                      120,053           35,046             6,926
                                                                     ----------------------------------------------------
                NET INVESTMENT INCOME                                          40,242           97,676            29,606
                                                                     ----------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
     Net realized gains (losses) on investments                             1,750,580          276,158               (19)
     Net change in unrealized appreciation or depreciation on
         investment securities                                                386,266         (233,992)          (10,649)
                                                                     ----------------------------------------------------
                NET GAIN (LOSS) ON INVESTMENTS                              2,136,846           42,166           (10,668)
                                                                     ----------------------------------------------------
                NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $   2,177,088    $     139,842     $      18,938
                                                                     ====================================================


          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO

                                                                                         Year ended              Year ended
                                                                                      December 31, 1999      December 31, 1998
------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                                                             $      40,242         $      84,359
       Net realized gains                                                                    1,750,580               181,596
       Net change in unrealized appreciation or depreciation                                   386,266              (182,218)
                                                                                      ----------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             2,177,088                83,737
                                                                                      ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                                   (85,157)              (96,518)
       Net realized gains                                                                     (156,639)             (855,271)
                                                                                      ----------------------------------------
            TOTAL DISTRIBUTIONS                                                               (241,796)             (951,789)
                                                                                      ----------------------------------------

CAPITAL SHARE TRANSACTIONS
       Net proceeds from sale of 26,934  and 140,405 shares                                    434,657             2,232,464
       Net asset value of 15,188 and 59,974 shares issued
             in reinvestment of distributions                                                  241,796               951,789
       Cost of 310,547 and 244,008 shares redeemed                                          (4,944,742)           (3,662,920)
                                                                                      ----------------------------------------
            NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS           (4,268,289)             (478,667)
                                                                                      ----------------------------------------
            TOTAL INCREASE (DECREASE) IN NET ASSETS                                         (2,332,997)           (1,346,719)

            NET ASSETS AT BEGINNING OF PERIOD                                               15,738,097            17,084,816
                                                                                      ----------------------------------------

            NET ASSETS AT END OF PERIOD                                                  $  13,405,100         $  15,738,097
                                                                                      ========================================
                       Including undistributed net investment income of:                 $      40,319         $      85,155
                                                                                      ========================================

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

                                                                                 Year ended            Year ended
                                                                              December 31, 1999     December 31, 1998
---------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                                                    $      97,676         $      80,733
       Net realized gains                                                             276,158               130,571
       Net change in unrealized appreciation or depreciation                         (233,992)              123,211
                                                                             ----------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      139,842               334,515
                                                                             ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                          (81,592)              (51,895)
       Net realized gains                                                            (130,562)              (30,026)
                                                                             ----------------------------------------
            TOTAL DISTRIBUTIONS                                                      (212,154)              (81,921)
                                                                             ----------------------------------------

CAPITAL SHARE TRANSACTIONS
       Net proceeds from sale of 66,993 and 87,724 shares                           1,017,054             1,302,795
       Net asset value of 14,403 and 5,480 shares issued
            in reinvestment of distributions                                          212,154                81,921
       Cost of 56,153 and 39,325 shares redeemed                                     (850,999)             (573,542)
                                                                             ----------------------------------------
            NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                378,209               811,174
                                                                             ----------------------------------------
            TOTAL INCREASE IN NET ASSETS                                              305,897             1,063,768

            NET ASSETS AT BEGINNING OF PERIOD                                       3,509,423             2,445,655
                                                                             ----------------------------------------

            NET ASSETS AT END OF PERIOD                                         $   3,815,320         $   3,509,423
                                                                             ========================================
                       Including undistributed net investment income of:        $      97,747         $      81,577
                                                                             ========================================

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                       STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

                                                                                      Year ended            Year ended
                                                                                   December 31, 1999     December 31, 1998
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS
       Net investment income                                                         $      29,606         $      36,017
       Net realized gains (losses)                                                             (19)                1,194
       Net change in unrealized appreciation or depreciation                               (10,649)                3,871
                                                                                  ----------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                            18,938                41,082
                                                                                  ----------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
       Net investment income                                                               (24,455)              (35,813)
       Net realized gains                                                                   (1,262)                   --
                                                                                  ----------------------------------------
            TOTAL DISTRIBUTIONS                                                            (25,717)              (35,813)
                                                                                  ----------------------------------------

CAPITAL SHARE TRANSACTIONS
       Net proceeds from sale of 28,001 and 19,622 shares                                  280,059               196,760
       Net asset value of 2,580 and 3,579 shares issued
            in reinvestment of distributions                                                25,717                35,813
       Cost of 29,249 and 62,431 shares redeemed                                          (291,357)             (624,881)
                                                                                  ----------------------------------------
            INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS               14,419              (392,308)
                                                                                  ----------------------------------------
            TOTAL INCREASE (DECREASE) IN NET ASSETS                                          7,640              (387,039)

            NET ASSETS AT BEGINNING OF PERIOD                                              634,276             1,021,315
                                                                                  ----------------------------------------

            NET ASSETS AT END OF PERIOD                                              $     641,916         $     634,276
                                                                                  ========================================
                       Including undistributed net investment income of:             $       8,297         $       2,992
                                                                                  ========================================

          SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 21

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                     Years ended December 31,
                                                             ----------------------------------------------------------------------
                                                                  1999            1998          1997          1996          1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                          $  15.68        $  16.31      $  15.02      $  14.16      $  10.62
                                                             ----------------------------------------------------------------------

OPERATIONS
   Net investment income                                            0.05 ***        0.08          0.08          0.05          0.06
   Net realized and unrealized gains                                2.79            0.18          1.90          1.60          3.50
                                                             ----------------------------------------------------------------------
           TOTAL FROM OPERATIONS                                    2.84            0.26          1.98          1.65          3.56
                                                             ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (0.10)          (0.09)        (0.07)        (0.05)        (0.02)
   Net realized gains                                              (0.19)          (0.80)        (0.62)        (0.74)           --
                                                             ----------------------------------------------------------------------
           TOTAL DISTRIBUTIONS                                     (0.29)          (0.89)        (0.69)        (0.79)        (0.02)
                                                             ----------------------------------------------------------------------

NET ASSET VALUE
   End of period                                                $  18.23        $  15.68      $  16.31      $  15.02      $  14.16
                                                             ======================================================================

Total investment return*                                           18.37%           1.56%        13.45%        11.88%        33.51%

Net assets at end of period (000's omitted)                     $ 13,405        $ 15,738      $ 17,085      $ 11,831      $  5,105

RATIOS:
   Expenses to average daily net assets**                           0.88%           0.94%         0.90%         1.03%         1.37%
   Net investment income to average daily net assets**              0.29%           0.50%         0.65%         0.77%         1.12%
   Portfolio turnover rate (excluding short-term securities)       123.4%           74.3%         62.1%         78.4%        156.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 0.85%.

*** NET INVESTMENT INCOME PER SHARE REPRESENTS NET INVESTMENT INCOME DIVIDED BY THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                 Years ended December 31,
                                                             ------------------------------------------------------------
                                                                 1999          1998        1997        1996        1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                          $15.60        $14.29      $12.71      $11.78      $10.22
                                                             ------------------------------------------------------------

OPERATIONS
   Net investment income                                          0.41 ***      0.31        0.27        0.22        0.09
   Net realized and unrealized gains                              0.16          1.40        1.81        0.92        1.56
                                                             ------------------------------------------------------------
          TOTAL FROM OPERATIONS                                   0.57          1.71        2.08        1.14        1.65
                                                             ------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (0.35)        (0.26)      (0.24)      (0.10)      (0.09)
   Net realized gains                                            (0.57)        (0.14)      (0.26)      (0.11)         --
                                                             ------------------------------------------------------------
          TOTAL DISTRIBUTIONS                                    (0.92)        (0.40)      (0.50)      (0.21)      (0.09)
                                                             ------------------------------------------------------------

NET ASSET VALUE
   End of period                                                $15.25        $15.60      $14.29      $12.71      $11.78
                                                             ============================================================

Total investment return*                                          3.87%        12.11%      16.60%       9.80%      16.21%

Net assets at end of period (000's omitted)                     $3,815        $3,509      $2,446      $1,534      $  764

RATIOS:
   Expenses to average daily net assets**                         0.97%         1.02%       1.25%       1.25%       1.70%
   Net investment income to average daily net assets**            2.70%         2.69%       2.63%       2.84%       2.34%
   Portfolio turnover rate (excluding short-term securities)     126.1%         40.9%       38.8%       67.4%       56.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $793, $10,627, $1,753, $8,031, AND $13,428 IN EXPENSES FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, 1997, 1996, AND 1995, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 0.99%, 1.37%, 1.34%, 1.96% AND 5.29%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.68%, 2.34%, 2.54%, 2.13%, AND (1.25%), RESPECTIVELY.

*** NET INVESTMENT INCOME PER SHARE REPRESENTS NET INVESTMENT INCOME DIVIDED BY THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

================================================================================
                              FINANCIAL HIGHLIGHTS
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                                                    Years ended December 31,
                                                               ------------------------------------------------------------------
                                                                   1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                            $10.08        $10.00        $10.03        $10.05        $10.03
                                                               ------------------------------------------------------------------

OPERATIONS
   Net investment income                                            0.44          0.47          0.43          0.49          0.48
   Net realized and unrealized gains (losses)                      (0.16)         0.06          0.02         (0.01)         0.02
                                                               ------------------------------------------------------------------
          TOTAL FROM OPERATIONS                                     0.28          0.53          0.45          0.48          0.50
                                                               ------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (0.35)        (0.45)        (0.46)        (0.50)        (0.48)
   Net realized gains                                              (0.02)           --         (0.02)           --            --
                                                               ------------------------------------------------------------------
          TOTAL DISTRIBUTIONS                                      (0.37)        (0.45)        (0.48)        (0.50)        (0.48)
                                                               ------------------------------------------------------------------

NET ASSET VALUE
   End of period                                                  $ 9.99        $10.08        $10.00        $10.03        $10.05
                                                               ==================================================================

Total investment return*                                            2.89%         5.46%         4.62%         4.93%         5.09%

Net assets at end of period (000's omitted)                       $  642        $  634        $1,021        $  528        $  844

RATIOS:
   Expenses to average daily net assets**                           1.01%         0.68%         0.85%         0.85%         1.03%
   Net investment income to average daily net assets**              4.32%         4.57%         4.57%         4.54%         4.84%
   Portfolio turnover rate (excluding short-term securities)       120.9%        129.0%          0.0%        185.3%          0.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $4,474, $7,960, $8,479, $9,034 AND $11,528 IN EXPENSES FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, 1997, 1996, AND 1995, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.66%, 1.69%, 2.25%, 1.81% AND 2.62%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 3.66%, 3.56%, 3.17%, 3.58% AND 3.25%, RESPECTIVELY.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
================================================================================

                            IAI RETIREMENT FUNDS INC.

                                DECEMBER 31, 1999


[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION
Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

FEDERAL TAXES
Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased, resulting in reclassification adjustments to paid-in-capital as follows:

---------------------------------------------------------------------------------------------------------

                                                          IAI Regional      IAI Balanced      IAI Reserve
                                                            Portfolio         Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------
Undistributed net investment income                         $      79         $      86        $     154
Accumulated net realized gains (losses) on investments      $      --         $      --        $      71
Paid-in-capital                                             $     (79)        $     (86)       $    (225)
---------------------------------------------------------------------------------------------------------

SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

================================================================================
                          NOTES TO FINANCIAL STATEMENTS
================================================================================

                            IAI RETIREMENT FUNDS INC.

                                DECEMBER 31, 1999


DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


[2] COMMITMENTS AND CONTINGENCIES

Regional Portfolio, Balanced Portfolio and Reserve Portfolio have an available line of credit of $25,000,000 with Firstar Bank, N.A at the prime interest rate less 2%. To the extent funds are drawn against the line, securities are segregated by the Portfolios. No compensating balances are required under the line of credit, however, a commitment fee of .10% per annum on the commitment amount of the line is payable quarterly in arrears. Advisers has agreed to pay the commitment fee on behalf of the Portfolios. During the year ended December 31, 1999, the Portfolios did not access the line of credit.


[3] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) an advisory fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets. Additionally, Advisers had voluntarily agreed to waive fees and expenses for Balanced Portfolio and Reserve Portfolio in excess of 1.25% and .85%, respectively, of average daily net assets through May 1, 1999.


[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES
For the year ended December 31, 1999, purchases of securities and sales proceeds, other than investments in short-term securities for the Portfolios, were as follows:

------------------------------------------------------------------------------------------------
                             PURCHASES          PURCHASES            SALES              SALES
                          U.S. GOVERNMENT         OTHER         U.S. GOVERNMENT         OTHER
------------------------------------------------------------------------------------------------
IAI REGIONAL PORTFOLIO       $        --       $15,053,019        $        --        $19,939,337
IAI BALANCED PORTFOLIO       $ 1,126,824       $ 3,274,858        $ 1,101,405        $ 2,927,882
IAI RESERVE PORTFOLIO        $   854,552       $        --        $   614,428        $        --
------------------------------------------------------------------------------------------------

================================================================================
                          INDEPENDENT AUDITORS' REPORT
================================================================================


                            IAI RETIREMENT FUNDS INC.






The Board of Directors and Shareholders
IAI Retirement Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio (portfolios within IAI Retirement Funds, Inc.) as of December 31, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of IAI Regional Portfolio, IAI Balanced Portfolio and IAI Reserve Portfolio as of December 31, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.



KPMG LLP
Minneapolis, Minnesota
February 18, 2000

================================================================================
                             FEDERAL TAX INFORMATION
================================================================================

                           IAI RETIREMENT FUNDS, INC.

                                   (UNAUDITED)

We are required by federal tax regulations to provide shareholders with certain information regarding dividend distributions paid during our fiscal year. The figures provided are for information purposes only and should not be used for reporting to federal or state revenue agencies. You will receive all necessary tax information on Form 1099-DIV, Dividends and Distributions, in January of each year.


IAI REGIONAL PORTFOLIO
--------------------------------------------------------------------------------
                        Payable Date       Ordinary Income (A)    Capital Gains
--------------------------------------------------------------------------------

                        JUNE 1999          $    0.1015            $    0.1867

100% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
--------------------------------------------------------------------------------


IAI BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                        Payable Date       Ordinary Income (A)    Capital Gains
--------------------------------------------------------------------------------

                        JUNE 1999          $    0.4032            $    0.5183

17.2% OF ORDINARY INCOME DISTRIBUTIONS QUALIFY FOR DEDUCTIONS BY CORPORATIONS.
--------------------------------------------------------------------------------


IAI RESERVE PORTFOLIO
--------------------------------------------------------------------------------
                        Payable Date       Ordinary Income (A)
--------------------------------------------------------------------------------
                        JANUARY 1999       $    0.0300

                        FEBRUARY 1999           0.0300

                        MARCH 1999              0.0500

                        APRIL 1999              0.0500

                        MAY 1999                0.0300

                        JUNE 1999               0.0445

                        JULY 1999               0.0200

                        AUGUST 1999             0.0200

                        SEPTEMBER 1999          0.0200

                        OCTOBER 1999            0.0300

                        NOVEMBER 1999           0.0300

                        DECEMBER 1999           0.0200
--------------------------------------------------------------------------------
                                           $    0.3745

(A) includes distribution of short-term capital gains, if any, which are taxable as ordinary income.

                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA

                                  800.945.3863
                                  612.376.2600


                                    CUSTODIAN

                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                  DISTRIBUTOR

                         Rafferty Capital Markets, Inc.
                             1311 Mamaroneck Avenue
                             White Plains, NY 10605


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                                    KPMG LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers



                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                IAI Mutual Funds
                 c/o Firstar Mutual Fund Services, P.O. Box 701,
                      Milwaukee, Wisconsin 53201-0701 USA

                                  800.945.3863